UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01545
Investment Company Act File Number
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund
Eaton Vance Dividend Builder Fund
Eaton Vance Equity Asset Allocation Fund
Eaton Vance Greater India Fund
Eaton Vance Investment Grade Income Fund
Eaton Vance Large-Cap Growth Fund
Eaton Vance Large-Cap Value Fund
Eaton Vance Option Absolute Return Strategy Fund
Eaton Vance Real Estate Fund
Eaton Vance Small-Cap Fund
Eaton Vance Small-Cap Value Fund
Eaton Vance Special Equities Fund
EX-99.CERT Section 302 Certification

Eaton Vance Balanced Fund as of September 30, 2010 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At September 30, 2010, the Fund owned 48.7% of Investment Grade Income Portfolio’s outstanding interests and 74.9% of Large-Cap Core Research Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at September 30, 2010 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Large-Cap Core Research Portfolio (identified cost, $145,807,533)	$153,154,176	69.6%

Investment Grade Income Portfolio (identified cost, $68,059,816)	71,641,406	32.6

Total Investments in Affiliated Portfolios (identified cost, $213,867,349)	$224,795,582	102.2%

Other Assets, Less Liabilities	$(4,900,758)	(2.2)%

Net Assets	$219,894,824	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010 and December 31, 2009, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Dividend Builder Fund as of September 30, 2010 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2010, the value of the Fund’s investment in the Portfolio was $1,292,212,782 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Aerospace & Defense — 3.3%
Boeing Co. (The)	200,000	$13,308,000
General Dynamics Corp.	190,000	11,933,900
United Technologies Corp.	250,000	17,807,500

		$43,049,400

Beverages — 2.9%
Diageo PLC	1,000,000	$17,210,532
PepsiCo, Inc.	300,000	19,932,000

		$37,142,532

Capital Markets — 1.1%
Goldman Sachs Group, Inc.	100,000	$14,458,000

		$14,458,000

Chemicals — 0.7%
Praxair, Inc.	105,000	$9,477,300

		$9,477,300

Commercial Banks — 4.1%
PNC Financial Services Group, Inc.	425,000	$22,061,750
Wells Fargo & Co.	1,241,672	31,203,217

		$53,264,967

Communications Equipment — 1.2%
Cisco Systems, Inc.(1)	450,000	$9,855,000
Telefonaktiebolaget LM Ericsson, Class B	500,000	5,483,467

		$15,338,467

Computers & Peripherals — 7.9%
Apple, Inc.(1)	148,000	$41,995,000
Hewlett-Packard Co.	600,000	25,242,000
International Business Machines Corp.	260,000	34,876,400

		$102,113,400

Diversified Financial Services — 0.9%
JPMorgan Chase & Co.	300,000	$11,421,000

		$11,421,000

Diversified Telecommunication Services — 4.4%
AT&T, Inc.	249,356	$7,131,582
CenturyLink, Inc.(2)	200,000	7,892,000
France Telecom SA	750,000	16,221,276
Koninklijke KPN NV	1,205,000	18,669,961
Verizon Communications, Inc.	225,000	7,332,750

		$57,247,569

Electric Utilities — 1.1%
American Electric Power Co., Inc.	405,000	$14,673,150

		$14,673,150

Electrical Equipment — 1.0%
ABB, Ltd.(1)	600,000	$12,668,981

		$12,668,981

Energy Equipment & Services — 4.6%
Halliburton Co.	200,000	$6,614,000
Schlumberger, Ltd.	325,000	20,023,250

1

Security	Shares	Value
Seadrill, Ltd.(2)	850,000	$24,700,326
Technip SA	100,000	8,058,010

		$59,395,586

Food & Staples Retailing — 1.9%
Wal-Mart Stores, Inc.	450,000	$24,084,000

		$24,084,000

Food Products — 1.6%
Nestle SA	400,000	$21,322,957

		$21,322,957

Health Care Equipment & Supplies — 1.0%
Covidien PLC	325,000	$13,061,750

		$13,061,750

Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.	450,000	$17,194,500
McDonald’s Corp.	400,000	29,804,000

		$46,998,500

Household Products — 2.3%
Clorox Co. (The)	150,000	$10,014,000
Kimberly-Clark Corp.	295,000	19,189,750

		$29,203,750

Industrial Conglomerates — 3.0%
Siemens AG	150,000	$15,823,179
Tyco International, Ltd.	610,094	22,408,753

		$38,231,932

Insurance — 7.5%
Aflac, Inc.	350,000	$18,098,500
Aviva PLC	2,005,000	12,568,301
Lincoln National Corp.	650,600	15,562,352
MetLife, Inc.	500,169	19,231,498
Prudential Financial, Inc.	576,304	31,224,151

		$96,684,802

IT Services — 1.7%
Accenture PLC, Class A	100,000	$4,249,000
MasterCard, Inc., Class A	80,000	17,920,000

		$22,169,000

Machinery — 3.7%
Caterpillar, Inc.	225,000	$17,703,000
PACCAR, Inc.(2)	335,000	16,130,250
Parker Hannifin Corp.	200,000	14,012,000

		$47,845,250

Media — 1.5%
Eutelsat Communications	212,167	$8,105,941
Time Warner Cable, Inc.	200,000	10,798,000

		$18,903,941

Metals & Mining — 2.8%
BHP Billiton, Ltd. ADR(2)	250,000	$19,080,000
Southern Copper Corp.	500,000	17,560,000

		$36,640,000

2

Security	Shares	Value
Multi-Utilities — 3.9%
CMS Energy Corp.(2)	1,700,000	$30,634,000
National Grid PLC	490,000	4,156,300
PG&E Corp.	350,000	15,897,000

		$50,687,300

Oil, Gas & Consumable Fuels — 8.4%
Apache Corp.	250,000	$24,440,000
Chevron Corp.	240,000	19,452,000
ENI SpA	600,000	12,964,414
Occidental Petroleum Corp.	269,000	21,062,700
Royal Dutch Shell PLC, Class A	1,000,000	30,134,761

		$108,053,875

Pharmaceuticals — 9.8%
Abbott Laboratories	300,000	$15,672,000
AstraZeneca PLC	225,000	11,421,099
Bristol-Myers Squibb Co.	1,000,000	27,110,000
Merck & Co., Inc.	500,000	18,405,000
Novartis AG ADR(2)	240,000	13,840,800
Pfizer, Inc.	1,000,000	17,170,000
Takeda Pharmaceutical Co., Ltd.(2)	200,000	9,194,555
Teva Pharmaceutical Industries, Ltd. ADR	250,000	13,187,500

		$126,000,954

Real Estate Investment Trusts (REITs) — 1.2%
Annaly Capital Management, Inc.(2)	850,000	$14,960,000

		$14,960,000

Road & Rail — 1.3%
Union Pacific Corp.	210,000	$17,178,000

		$17,178,000

Software — 4.2%
Activision Blizzard, Inc.	1,500,000	$16,230,000
Microsoft Corp.	970,000	23,755,300
Oracle Corp.	550,000	14,767,500

		$54,752,800

Specialty Retail — 1.8%
Buckle, Inc. (The)(2)	350,000	$9,289,000
TJX Companies, Inc. (The)	325,000	14,504,750

		$23,793,750

Tobacco — 1.2%
British American Tobacco PLC	400,000	$14,938,292

		$14,938,292

Wireless Telecommunication Services — 3.3%
American Tower Corp., Class A(1)	140,000	$7,176,400
Millicom International Cellular SA	150,000	14,392,500
Vodafone Group PLC ADR	840,000	20,840,400

		$42,409,300

Total Common Stocks (identified cost $1,107,050,865)		$1,278,170,505

3

Short-Term Investments — 7.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.23%(3)(4)	$100,665	$100,664,833

Total Short-Term Investments (identified cost $100,664,833)		$100,664,833

Total Investments — 106.7% (identified cost $1,207,715,698)		$1,378,835,338

Other Assets, Less Liabilities — (6.7)%		$(86,622,497)

Net Assets — 100.0%		$1,292,212,841

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at September 30, 2010.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, affiliated investment companies, for the fiscal year to date ended September 30, 2010 were $243,947, $13,049 and $0, respectively.

(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2010, the Portfolio loaned securities having a market value of $96,927,473 and received $100,664,833 of cash collateral for the loans.

4

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	79.7%	$1,030,279,153
United Kingdom	7.0	90,429,285
Switzerland	2.6	33,991,938
France	2.5	32,385,227
Bermuda	1.9	24,700,326
Netherlands	1.5	18,669,961
Germany	1.3	15,823,179
Italy	1.0	12,964,414
Japan	0.7	9,194,555
Sweden	0.4	5,483,467
Ireland	0.3	4,249,000

Long-Term Investments	98.9%	$1,278,170,505
Short-Term Investments		$100,664,833

Total Investments		$1,378,835,338

The Portfolio did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,208,566,392

Gross unrealized appreciation	$179,394,931
Gross unrealized depreciation	(9,125,985)

Net unrealized appreciation	$170,268,946

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$81,590,250	$8,105,941		$—	$89,696,191
Consumer Staples	73,219,750	53,471,781		—	126,691,531
Energy	91,591,950	75,857,511		—	167,449,461
Financials	178,220,468	12,568,301		—	190,788,769
Health Care	118,447,050	20,615,654		—	139,062,704
Industrials	130,481,403	28,492,160		—	158,973,563
Information Technology	188,890,200	5,483,467		—	194,373,667
Materials	46,117,300	—		—	46,117,300
Telecommunication Services	64,765,632	34,891,237		—	99,656,869
Utilities	61,204,150	4,156,300		—	65,360,450

Total Common Stocks	$1,034,528,153	$243,642,352	*	$—	$1,278,170,505

Short-Term Investments	$—	$100,664,833		$—	$100,664,833

Total Investments	$1,034,528,153	$344,307,185		$—	$1,378,835,338

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Equity Asset Allocation Fund as of September 30, 2010 (Unaudited)

Eaton Vance Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At September 30, 2010, the Fund owned 2.7% of Large-Cap Growth Portfolio’s outstanding interests, less than 0.1% of Large-Cap Value Portfolio’s outstanding interests, 11.4% of International Equity Portfolio’s outstanding interests, 0.5% of SMID-Cap Portfolio’s outstanding interests, 1.1% of Large-Cap Core Research Portfolio’s outstanding interests, 1.5% of Multi-Cap Growth Portfolio’s outstanding interests and 1.2% of Small-Cap Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2010 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Large-Cap Growth Portfolio (identified cost, $3,724,552)	$4,680,733	21.0%

Large-Cap Value Portfolio (identified cost, $3,669,901)	4,339,020	19.5

International Equity Portfolio (identified cost, $3,436,918)	3,873,658	17.4

SMID-Cap Portfolio (identified cost, $2,259,701)	3,058,668	13.7

Large-Cap Core Research Portfolio (identified cost, $2,177,374)	2,199,967	9.9

Multi-Cap Growth Portfolio (identified cost, $2,019,917)	2,169,667	9.8

Small-Cap Portfolio (identified cost, $1,567,182)	1,982,414	8.9

Total Investments in Affiliated Portfolios (identified cost, $18,855,545)	$22,304,127	100.2%

Other Assets, Less Liabilities	$(50,258)	(0.2)%

Net Assets	$22,253,869	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010 and December 31, 2009, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Greater India Fund as of September 30, 2010 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2010, the value of the Fund’s investment in the Portfolio was $830,855,690 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
India — 91.9%
Automobiles — 6.8%
Bajaj Auto, Ltd.	258,640	$8,492,225
Hero Honda Motors, Ltd.	479,538	19,954,677
Mahindra & Mahindra, Ltd.	1,144,356	17,642,992
Maruti Suzuki India, Ltd.	314,391	10,095,094

		$56,184,988

Beverages — 0.5%
United Spirits, Ltd.	117,059	$4,093,891

		$4,093,891

Commercial Banks — 16.4%
Allahabad Bank, Ltd.	2,108,468	$10,931,925
Axis Bank, Ltd.	460,036	15,660,514
Bank of Baroda	720,682	14,026,344
HDFC Bank, Ltd.	448,899	24,789,014
ICICI Bank, Ltd.	1,073,404	26,601,825
ING Vysya Bank, Ltd.	1,240,003	10,486,839
State Bank of India	364,678	26,120,829
Union Bank of India, Ltd.	881,869	7,626,610

		$136,243,900

Construction & Engineering — 6.9%
IVRCL Infrastructures & Projects, Ltd.	2,466,315	$8,803,805
Lanco Infratech, Ltd.(1)	5,024,743	7,995,627
Larsen & Toubro, Ltd.	653,530	29,808,152
Nagarjuna Construction Co., Ltd.	3,078,813	10,745,331

		$57,352,915

Construction Materials — 0.6%
UltraTech Cement, Ltd.	206,582	$4,891,819

		$4,891,819

Consumer Finance — 1.3%
Shriram Transport Finance Co., Ltd.	618,252	$10,635,420

		$10,635,420

Diversified Financial Services — 1.7%
Infrastructure Development Finance Co., Ltd.	1,225,762	$5,577,006
Kotak Mahindra Bank, Ltd.	809,726	8,540,845

		$14,117,851

Electric Utilities — 3.4%
Reliance Infrastructure, Ltd.	446,031	$10,574,502
Tata Power Co., Ltd.	591,937	17,862,640

		$28,437,142

Electrical Equipment — 4.7%
Bharat Heavy Electricals, Ltd.	465,639	$25,749,560
Crompton Greaves, Ltd.	1,893,302	13,143,812

		$38,893,372

Food Products — 0.8%
Bajaj Hindusthan, Ltd.	2,267,138	$6,706,050

		$6,706,050

1

Security	Shares	Value
Gas Utilities — 1.4%
GAIL (India), Ltd.	1,091,056	$11,519,862

		$11,519,862

Hotels, Restaurants & Leisure — 1.0%
Mahindra Holidays & Resorts India, Ltd.	800,033	$8,390,932

		$8,390,932

Independent Power Producers & Energy Traders — 1.2%
GVK Power & Infrastructure, Ltd.(1)	9,717,059	$10,067,013

		$10,067,013

Industrial Conglomerates — 1.9%
Jaiprakash Associates, Ltd.	5,960,894	$16,009,596

		$16,009,596

IT Services — 11.7%
HCL Technologies, Ltd.	2,325,033	$21,936,130
Infosys Technologies, Ltd.	692,699	46,798,363
Mphasis, Ltd.	318,537	4,398,725
Tata Consultancy Services, Ltd.	1,174,965	24,008,936

		$97,142,154

Machinery — 3.7%
BEML, Ltd.	271,301	$6,567,585
Tata Motors, Ltd.	989,010	24,098,963

		$30,666,548

Media — 0.7%
Zee Entertainment Enterprises, Ltd.	922,230	$6,196,442

		$6,196,442

Metals & Mining — 3.8%
Hindustan Zinc, Ltd.	284,180	$6,821,696
JSW Steel, Ltd.	252,286	7,515,747
Tata Steel, Ltd.	1,187,442	17,268,610

		$31,606,053

Oil, Gas & Consumable Fuels — 8.8%
Oil & Natural Gas Corp., Ltd.	624,328	$19,451,521
Reliance Industries, Ltd.	2,429,567	53,370,223

		$72,821,744

Pharmaceuticals — 5.5%
Aurobindo Pharma, Ltd.	547,065	$12,650,161
Cipla, Ltd.	1,223,674	8,761,254
Dr. Reddy’s Laboratories, Ltd.	482,980	15,472,189
Glenmark Pharmaceuticals, Ltd.	1,374,180	9,165,856

		$46,049,460

Real Estate Management & Development — 3.2%
Housing Development & Infrastructure, Ltd.(1)	1,773,442	$10,214,534
Indiabulls Real Estate, Ltd.(1)	2,497,780	9,641,314
Sobha Developers, Ltd.	787,566	6,689,792

		$26,545,640

Thrifts & Mortgage Finance — 2.4%
Housing Development Finance Corp., Ltd.	940,930	$15,251,193
LIC Housing Finance, Ltd.	155,027	4,959,323

		$20,210,516

Tobacco — 2.4%
ITC, Ltd.	4,945,106	$19,559,761

		$19,559,761

2

Security	Shares	Value
Wireless Telecommunication Services — 1.1%
Bharti Airtel, Ltd.	1,120,006	$9,087,497

		$9,087,497

Total India (identified cost $550,601,325)		$763,430,566

Sri Lanka — 3.6%
Commercial Banks — 1.3%
Commercial Bank of Ceylon PLC	4,369,300	$11,037,653

		$11,037,653

Industrial Conglomerates — 1.5%
John Keells Holdings PLC	4,184,226	$12,362,005

		$12,362,005

Wireless Telecommunication Services — 0.8%
Dialog Axiata PLC(1)	57,161,980	$6,376,098

		$6,376,098

Total Sri Lanka (identified cost $21,923,236)		$29,775,756

Total Common Stocks (identified cost $572,524,561)		$793,206,322

Short-Term Investments — 3.3%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/10	$27,839	$27,838,602

Total Short-Term Investments (identified cost $27,838,602)		$27,838,602

Total Investments — 98.8% (identified cost $600,363,163)		$821,044,924

Other Assets, Less Liabilities — 1.2%		$9,812,115

Net Assets — 100.0%		$830,857,039

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$607,969,350

Gross unrealized appreciation	$239,773,810
Gross unrealized depreciation	(26,698,236)

Net unrealized appreciation	$213,075,574

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks	$—	$793,206,322	*	$—	$793,206,322
Short-Term Investments	—	27,838,602		—	27,838,602

Total Investments	$—	$821,044,924		$—	$821,044,924

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Investment Grade Income Fund as of September 30, 2010 (Unaudited)

Eaton Vance Investment Grade Income Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Investment Grade Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2010, the value of the Fund’s investment in the Portfolio was $33,955,719 and the Fund owned 23.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Investment Grade Income Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 37.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Banks — 7.3%
American Express Co., 6.80% to 9/1/16, 9/1/36, 9/1/66(1)(2)	$580	$584,350
American Express Co., 8.125%, 5/20/19	890	1,151,231
Bank of America Corp., 5.65%, 5/1/18(3)	580	615,461
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(1)(2)	330	348,150
Citigroup, Inc., 5.00%, 9/15/14	280	291,182
Citigroup, Inc., 5.85%, 8/2/16(3)	745	806,727
Citigroup, Inc., 8.50%, 5/22/19	185	229,089
Credit Suisse/New York, 6.00%, 2/15/18	1,240	1,371,471
Discover Bank, 7.00%, 4/15/20	430	468,602
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(1)(2)(3)	500	480,625
Goldman Sachs Group, Inc., 6.15%, 4/1/18	530	588,773
HSBC Finance Corp., 5.50%, 1/19/16(3)	755	830,514
KeyCorp, MTN, 3.75%, 8/13/15	485	495,613
Macquarie Group, Ltd., 6.00%, 1/14/20(4)	180	188,530
Manufacturers & Traders Trust Co., 5.629% to 12/1/16, 12/1/21(2)	400	387,747
Merrill Lynch & Co., 5.70%, 5/2/17	580	600,812
Morgan Stanley, MTN, 6.625%, 4/1/18	1,110	1,232,443

		$10,671,320

Beverages — 1.6%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$198,927
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	615	730,175
Coca-Cola Co. (The), 5.35%, 11/15/17	620	730,978
Diageo Capital PLC, 4.828%, 7/15/20	510	573,857
Diageo Capital PLC, 5.875%, 9/30/36(3)	120	138,547

		$2,372,484

Biotechnology — 0.4%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	$560	$610,400

		$610,400

Broadcasting and Cable — 1.6%
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	$680	$960,814
Time Warner Cable, Inc., 8.75%, 2/14/19	540	714,154
Time Warner, Inc., 5.875%, 11/15/16	620	723,162

		$2,398,130

Building Materials — 0.4%
Masco Corp., 7.125%, 3/15/20(3)	$550	$564,393

		$564,393

Chemicals — 0.5%
E.I. Du Pont de Nemours & Co., 4.75%, 3/15/15	$650	$735,854

		$735,854

Commercial Services — 0.8%
Hillenbrand, Inc., 5.50%, 7/15/20	$400	$420,176
Waste Management, Inc., 7.375%, 3/11/19(3)	260	326,416
Waste Management, Inc., 7.75%, 5/15/32	310	396,833

		$1,143,425

Communications Services — 2.9%
AT&T, Inc., 6.70%, 11/15/13	$600	$695,273
British Telecommunications PLC, 5.95%, 1/15/18	510	569,358
Crown Castle International Corp., 9.00%, 1/15/15	270	299,025
Deutsche Telekom International Finance B.V., 5.25%, 7/22/13(3)	670	735,461

	Principal
	Amount
Security	(000’s omitted)	Value
Qwest Corp., 7.625%, 6/15/15(3)	$640	$732,800
Telefonica Emisiones SAU, 4.949%, 1/15/15	610	668,280
Verizon Global Funding Corp., 6.875%, 6/15/12	560	616,201

		$4,316,398

Computers — 0.7%
Brocade Communications Systems, Inc., 6.625%, 1/15/18	$300	$313,500
Hewlett-Packard Co., 4.50%, 3/1/13	660	714,818

		$1,028,318

Diversified Manufacturing — 2.0%
Fortune Brands, Inc., 6.375%, 6/15/14	$620	$704,261
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,477,604
Tyco Electronics Group SA, 6.55%, 10/1/17	620	726,111

		$2,907,976

Drugs — 0.6%
Abbott Laboratories, 6.00%, 4/1/39	$420	$499,654
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	393,447

		$893,101

Electrical and Electronic Equipment — 0.8%
Amphenol Corp., 4.75%, 11/15/14	$700	$760,440
Jabil Circuit, Inc., 7.75%, 7/15/16	450	495,563

		$1,256,003

Energy — 1.9%
Cameron International Corp., 6.375%, 7/15/18	$635	$723,852
Marathon Oil Corp., 6.50%, 2/15/14	670	770,136
Petrobras International Finance Co., 7.875%, 3/15/19	570	713,606
Rowan Cos., Inc., 5.00%, 9/1/17	650	672,535

		$2,880,129

Financial Services — 1.5%
Capital One Capital IV, 6.745% to 2/17/32, 2/17/37, 2/5/82(1)(2)	$300	$301,500
Franklin Resources, Inc., 2.00%, 5/20/13	235	240,621
General Electric Capital Corp., 5.625%, 5/1/18	1,500	1,667,559

		$2,209,680

Foods — 0.4%
Corn Products International, Inc., 3.20%, 11/1/15	$205	$209,287
Ralcorp Holdings, Inc., 4.95%, 8/15/20(3)	365	381,630

		$590,917

Foods-Retail — 1.0%
Kroger Co. (The), 6.40%, 8/15/17(3)	$620	$742,272
Safeway, Inc., 6.25%, 3/15/14(3)	630	723,731

		$1,466,003

Health Services — 0.7%
McKesson Corp., 6.50%, 2/15/14	$340	$390,455
Quest Diagnostics, Inc., 5.45%, 11/1/15	640	721,775

		$1,112,230

Insurance — 1.5%
Lincoln National Corp., 4.30%, 6/15/15	$465	$493,727
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	605	683,797
The Travelers Cos., Inc., 5.80%, 5/15/18	875	1,007,821

		$2,185,345

	Principal
	Amount
Security	(000’s omitted)	Value
Lodging and Gaming — 0.9%
International Game Technology, 7.50%, 6/15/19	$600	$714,227
Penn National Gaming, Inc., 8.75%, 8/15/19	540	576,450

		$1,290,677

Media — 0.5%
Walt Disney Co. (The), 5.50%, 3/15/19(3)	$600	$717,060

		$717,060

Mining — 0.5%
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	$510	$712,752

		$712,752

Pipelines — 0.9%
Energy Transfer Partners, LP, 5.95%, 2/1/15	$520	$578,491
Kinder Morgan Energy Partners, LP, 5.85%, 9/15/12	640	691,249

		$1,269,740

Real Estate Investment Trusts (REITs) — 1.4%
AvalonBay Communities, Inc., MTN, 5.70%, 3/15/17	$500	$563,549
Boston Properties, LP, 5.625%, 11/15/20	475	522,293
Developers Diversified Realty Corp., 7.50%, 4/1/17	330	343,425
Vornado Realty, LP, 4.25%, 4/1/15	605	627,005

		$2,056,272

Retail-Drug Stores — 0.6%
CVS Caremark Corp., 5.75%, 6/1/17	$780	$896,541

		$896,541

Retail-Specialty and Apparel — 3.2%
AutoZone, Inc., 5.50%, 11/15/15	$390	$436,113
Kohl’s Corp., 6.25%, 12/15/17(3)	600	718,183
Limited Brands, Inc., 8.50%, 6/15/19(3)	250	291,875
Staples, Inc., 9.75%, 1/15/14	520	644,465
Target Corp., 6.00%, 1/15/18	600	724,870
TJX Cos., Inc., 6.95%, 4/15/19(3)	550	700,736
Toys “R” Us, 10.75%, 7/15/17	250	283,750
Wal-Mart Stores, Inc., 6.20%, 4/15/38	700	846,995

		$4,646,987

Tobacco — 0.7%
Philip Morris International, Inc., 5.65%, 5/16/18	$870	$1,020,211

		$1,020,211

Transportation — 0.8%
Ryder System, Inc., MTN, 7.20%, 9/1/15	$660	$778,127
Union Pacific Corp., 4.00%, 2/1/21	400	415,324

		$1,193,451

Utilities — 1.5%
Dominion Resources, Inc., 8.875%, 1/15/19	$485	$660,683
Georgia Power Co., 5.70%, 6/1/17(3)	655	772,460
Southern California Edison Co., 4.15%, 9/15/14	150	165,623
Southern California Edison Co., 6.05%, 3/15/39	490	591,866

		$2,190,632

Total Corporate Bonds (identified cost $50,923,329)		$55,336,429

Agency Mortgage-Backed Securities — 17.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$434	$455,924
Gold Pool #G04309, 5.50%, 5/1/38	5,072	5,385,079
Gold Pool #G18176, 5.00%, 4/1/22	1,824	1,933,805
PAC CMO, Series 2534, Class HG, 4.50%, 4/15/16	7	6,932
PAC CMO, Series 2939, Class HP, 5.00%, 4/15/28	125	127,531

		$7,909,271

Federal National Mortgage Association:
Pool #256673, 5.50%, 4/1/37	$3,552	$3,780,440
Pool #257169, 4.50%, 3/1/38	3,175	3,312,944
Pool #545937, 6.00%, 6/1/14	47	51,068
Pool #545948, 6.00%, 12/1/14	38	41,163
Pool #889040, 5.00%, 6/1/37	2,073	2,183,570
Pool #918109, 5.00%, 5/1/37	4,269	4,493,434
Pool #929009, 6.00%, 1/1/38	2,731	2,935,817

		$16,798,436

Government National Mortgage Association:
PAC CMO, Series 1998-14, Class PH, 6.50%, 6/20/28	$621	$689,876
Pool #781412, 6.50%, 2/15/17	236	258,114

		$947,990

Total Agency Mortgage-Backed Securities (identified cost $23,647,917)		$25,655,697

Commercial Mortgage-Backed Securities — 11.6%

	Principal
	Amount
Security	(000’s omitted)	Value
BACM, Series 2004-1, Class A4,
4.76%, 11/10/39	$500	$529,730
BACM, Series 2004-6, Class A5,
4.811%, 12/10/42	460	489,943
BSCMS, Series 2002-TOP8, Class A2,
4.83%, 8/15/38	310	327,071
BSCMS, Series 2004-PWR3, Class A4,
4.715%, 2/11/41	400	427,853
BSCMS, Series 2004-T14, Class A4,
5.20%, 1/12/41(5)	381	412,724
CGCMT, Series 2004-C1, Class A3,
5.251%, 4/15/40(5)	484	508,122
CGCMT, Series 2004-C1, Class A4,
5.546%, 4/15/40(5)	400	437,146
CSFB, Series 2003-C3, Class A5,
3.936%, 5/15/38	350	367,876
CSFB, Series 2004-C1, Class A4,
4.75%, 1/15/37(5)	450	475,709
CSFB, Series 2004-C2, Class A2,
5.416%, 5/15/36(5)	505	554,065
CSFB, Series 2004-C3, Class A5,
5.113%, 7/15/36(5)	615	655,732
CSFB, Series 2005-C1, Class A4,
5.014%, 2/15/38(5)	470	505,280
GECMC, Series 2002-2A, Class A2,
4.97%, 8/11/36	321	332,000
GECMC, Series 2002-3A, Class A1,
4.229%, 12/10/37	83	84,430

	Principal
	Amount
Security	(000’s omitted)	Value
GECMC, Series 2004-C1, Class A3,
4.596%, 11/10/38	$350	$365,806
GECMC, Series 2004-C2, Class A4,
4.893%, 3/10/40(5)	400	430,711
GECMC, Series 2004-C3, Class A4,
5.189%, 7/10/39(5)	600	649,659
JPMCC, Series 2003-C1, Class A2,
4.985%, 1/12/37	380	404,324
JPMCC, Series 2003-CB7, Class A4,
4.879%, 1/12/38(5)	425	455,959
JPMCC, Series 2004-CBX, Class A4,
4.529%, 1/12/37	350	356,896
JPMCC, Series 2005-LDP1, Class A3,
4.865%, 3/15/46	300	319,074
LB-UBS, Series 2002-C4, Class A3,
4.071%, 9/15/26	112	114,380
LB-UBS, Series 2004-C8, Class A3,
4.435%, 12/15/29	910	927,493
MLMT, Series 2003-KEY1, Class A4,
5.236%, 11/12/35(5)	440	476,021
MLMT, Series 2005-MCP1, Class AM,
4.805%, 6/12/43(5)	1,225	1,230,024
MSC, Series 2003-IQ4, Class A2,
4.07%, 5/15/40	360	376,142
MSC, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	470	507,445
MSC, Series 2004-IQ8, Class A5,
5.11%, 6/15/40(5)	380	406,989
RBSCF, Series 2010-MB1, Class C,
4.820%, 4/15/15(4)(5)	325	336,328
SBM7, Series 2000-C3, Class A2,
6.592%, 12/18/33	81	80,962
VNO, Series 2010-VNO, Class C,
5.28%, 9/13/28(4)	600	618,194
WBCMT, Series 2003-C4, Class A2,
4.566%, 4/15/35	647	686,999
WBCMT, Series 2004-C10, Class A4,
4.748%, 2/15/41	450	483,907
WBCMT, Series 2004-C12, Class A4,
5.483%, 7/15/41(5)	585	637,474
WBCMT, Series 2004-C14, Class A2,
4.368%, 8/15/41	401	417,089
WBCMT, Series 2005-C17, Class A4,
5.083%, 3/15/42(5)	610	660,607

Total Commercial Mortgage-Backed Securities (identified cost $15,949,499)		$17,050,164

Asset-Backed Securities — 1.5%

	Principal
	Amount
Security	(000’s omitted)	Value
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(4)	$850	$900,853
HAROT, Series 2008-1, Class A4, 4.88%, 9/18/14	600	620,212
HART, Series 2008-A, Class A4, 5.48%, 11/17/14	600	657,549

Total Asset-Backed Securities (identified cost $2,049,768)		$2,178,614

U.S. Government Agency Bonds — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal National Mortgage Association, 4.75%, 11/19/12	$1,000	$1,088,233

Total U.S. Government Agency Bonds (identified cost $1,016,835)		$1,088,233

U.S. Treasury Obligations — 25.1%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Note, 1.375%, 11/15/12	$780	$795,234
U.S. Treasury Note, 1.75%, 11/15/11	10,650	10,821,817
U.S. Treasury Note, 2.625%, 8/15/20	20,000	20,187,500
U.S. Treasury Note, 4.50%, 2/28/11	5,000	5,090,040

Total U.S. Treasury Obligations (identified cost $36,641,872)		$36,894,591

Taxable Municipal Securities — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
General Obligations — 0.3%
Dallas County, Hospital District, (Build America Bonds), 4.948%, 8/15/20	$395	$436,708

Total Taxable Municipal Securities (identified cost $395,000)		$436,708

Preferred Securities — 3.1%

Security	Shares	Value
Commercial Banks — 2.0%
Bank of America Corp., 8.125%(6)	6,500	$691,262
Barclays Bank PLC, 7.434%(4)(6)	7,000	736,355
JPMorgan Chase & Co., 7.90%(6)	6,500	720,532
KeyCorp Capital X, 8.00%(3)	5,000	127,500
Wells Fargo & Co., 7.98%(6)	6,500	689,668

		$2,965,317

Diversified Financial Services — 0.6%
PPTT, 2006-A GS, Class A, 5.925%(4)	8,000	$806,811

		$806,811

Insurance — 0.5%
RAM Holdings, Ltd., Series A, 7.50%(6)(7)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $5,639,253)		$4,572,253

Interest Rate Swaptions — 0.7%

	Expiration	Notional
Description	Date	Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 3.347%	9/6/12	$20,000,000	$991,500
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.912%	12/29/11	9,000,000	53,460

Total Interest Rate Swaptions (identified cost $1,527,100)			$1,044,960

Short-Term Investments — 5.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(8)	$1,794	$1,793,972
Eaton Vance Cash Collateral Fund, LLC, 0.23%(8)(9)	5,918	5,917,608

Total Short-Term Investments (identified cost $7,711,580)		$7,711,580

Total Investments — 103.4% (identified cost $145,502,153)		$151,969,229

Other Assets, Less Liabilities — (3.4)%		$(4,970,709)

Net Assets — 100.0%		$146,998,520

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

CMO	-	Collateralized Mortgage Obligations

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

GECMC	-	General Electric Commercial Mortgage Corporation

HAROT	-	Honda Auto Receivables Owner Trust

HART	-	Hyundai Auto Receivables Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

MTN	-	Medium-Term Note

PAC	-	Planned Amortization Class

PPTT	-	Preferred Pass-Through Trust 2006

RBSCF	-	Royal Bank of Scotland Citizens Financial

SBM7	-	Salomon Brothers Mortgage Securities VII, Inc.

VNO	-	Vorado DP, LLC

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at September 30, 2010.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2010, the aggregate value of these securities is $3,587,071 or 2.4% of the Portfolio’s net assets.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2010.

(7)	Non-income producing security.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended September 30, 2010 were $5,521, $5,904 and $0, respectively.

(9)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2010, the Portfolio loaned securities having a market value of $5,795,091 and received $5,917,608 of cash collateral for the loans.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$145,198,505

Gross unrealized appreciation	$8,495,850
Gross unrealized depreciation	(1,725,126)

Net unrealized appreciation	$6,770,724

A summary of open financial instruments at September 30, 2010 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
		Credit	Amount**	Annual	Termination	Net Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate	Date	Depreciation
JPMorgan Chase Bank	HSBC Capital Funding LP (Preferred), 144A, 9.547% to 6/20/11	A3/A-	$2,000	0.350%	6/20/11	$(13,247)
HSBC Bank, USA	Pulte Homes, Inc., 7.875%, 8/1/11	B1/BB-	1,000	0.880	6/20/12	(19,201)

						$(32,448)

Credit Default Swaps — Buy Protection

		Notional
		Amount	Pay Annual	Termination	Net Unrealized
Counterparty	Reference Entity	(000’s omitted)	Fixed Rate	Date	Appreciation
JPMorgan Chase Bank	HSBC Bank, PLC, 0.00%, 4/10/12	$2,000	0.095%	6/20/11	$2,848

					$2,848

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,000,000.

At September 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate swaptions.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2010 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Credit	Credit Default Swaps	$2,848	$(32,448)
Interest Rate	Interest Rate Swaptions	1,044,960	—

Total		$1,047,808	$(32,448)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds	$—	$55,336,429	$—	$55,336,429
Agency Mortgage-Backed Securities	—	25,655,697	—	25,655,697
Commercial Mortgage-Backed Securities	—	17,050,164	—	17,050,164
Asset-Backed Securities	—	2,178,614	—	2,178,614
U.S. Government Agency Bonds	—	1,088,233	—	1,088,233
U.S. Treasury Obligations	—	36,894,591	—	36,894,591
Taxable Municipal Securities	—	436,708	—	436,708
Preferred Securities	127,500	4,444,753	—	4,572,253
Interest Rate Swaptions	—	1,044,960	—	1,044,960
Short-Term Investments	—	7,711,580	—	7,711,580

Total Investments	$127,500	$151,841,729	$—	$151,969,229

Credit Default Swaps	$—	$2,848	$—	$2,848

Total	$127,500	$151,844,577	$—	$151,972,077

Liability Description

Credit Default Swaps	$—	$(32,448)	$—	$(32,448)

Total	$—	$(32,448)	$—	$(32,448)

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Large-Cap Growth Fund as of September 30, 2010 (Unaudited)

Eaton Vance Large-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2010, the value of the Fund’s investment in the Portfolio was $150,906,254 and the Fund owned 86.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Growth Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 2.4%
Boeing Co. (The)	29,800	$1,982,892
United Technologies Corp.	29,900	2,129,777

		$4,112,669

Air Freight & Logistics — 2.4%
Expeditors International of Washington, Inc.	54,600	$2,524,158
FedEx Corp.	19,400	1,658,700

		$4,182,858

Auto Components — 0.8%
Lear Corp.(1)	18,100	$1,428,633

		$1,428,633

Automobiles — 1.5%
Ford Motor Co.(1)	210,200	$2,572,848

		$2,572,848

Beverages — 3.8%
Coca-Cola Co. (The)	49,700	$2,908,444
PepsiCo, Inc.	55,250	3,670,810

		$6,579,254

Biotechnology — 2.1%
Amgen, Inc.(1)	32,400	$1,785,564
Celgene Corp.(1)	32,228	1,856,655

		$3,642,219

Chemicals — 0.9%
Monsanto Co.	33,700	$1,615,241

		$1,615,241

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	54,500	$1,947,830

		$1,947,830

Communications Equipment — 6.1%
Cisco Systems, Inc.(1)	222,700	$4,877,130
QUALCOMM, Inc.	75,600	3,411,072
Telefonaktiebolaget LM Ericsson ADR	214,700	2,355,259

		$10,643,461

Computers & Peripherals — 8.1%
Apple, Inc.(1)	23,500	$6,668,125
EMC Corp.(1)	158,500	3,219,135
Hewlett-Packard Co.	34,700	1,459,829
International Business Machines Corp.	20,600	2,763,284

		$14,110,373

Construction & Engineering — 1.2%
Fluor Corp.	41,400	$2,050,542

		$2,050,542

Consumer Finance — 1.4%
American Express Co.	59,700	$2,509,191

		$2,509,191

1

Security	Shares	Value
Diversified Consumer Services — 0.8%
Coinstar, Inc.(1)	31,400	$1,349,886

		$1,349,886

Diversified Financial Services — 1.4%
JPMorgan Chase & Co.	65,800	$2,505,006

		$2,505,006

Electrical Equipment — 0.8%
Emerson Electric Co.	28,200	$1,485,012

		$1,485,012

Energy Equipment & Services — 3.0%
Halliburton Co.	57,900	$1,914,753
Schlumberger, Ltd.	53,600	3,302,296

		$5,217,049

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	34,000	$2,192,660
Wal-Mart Stores, Inc.	68,400	3,660,768

		$5,853,428

Food Products — 0.9%
Nestle SA	31,000	$1,652,529

		$1,652,529

Health Care Equipment & Supplies — 1.3%
Covidien PLC	26,500	$1,065,035
St. Jude Medical, Inc.(1)	32,300	1,270,682

		$2,335,717

Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	51,760	$1,977,750
Starbucks Corp.	74,000	1,892,920

		$3,870,670

Household Products — 2.0%
Clorox Co. (The)	27,100	$1,809,196
Colgate-Palmolive Co.	22,000	1,690,920

		$3,500,116

Industrial Conglomerates — 1.1%
3M Co.	22,500	$1,950,975

		$1,950,975

Insurance — 1.1%
Prudential Financial, Inc.	34,700	$1,880,046

		$1,880,046

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.(1)	10,200	$1,602,012

		$1,602,012

Internet Software & Services — 6.9%
Akamai Technologies, Inc.(1)	80,100	$4,019,418
Google, Inc., Class A(1)	10,000	5,257,900
VeriSign, Inc.(1)	84,700	2,688,378

		$11,965,696

IT Services — 2.2%
Cognizant Technology Solutions Corp., Class A(1)	22,600	$1,457,022
MasterCard, Inc., Class A	10,800	2,419,200

		$3,876,222

2

Security	Shares	Value
Machinery — 4.8%
Caterpillar, Inc.	32,807	$2,581,255
Deere & Co.	26,000	1,814,280
PACCAR, Inc.	41,500	1,998,225
Parker Hannifin Corp.	27,900	1,954,674

		$8,348,434

Media — 2.5%
Discovery Communications, Inc., Class A(1)	52,000	$2,264,600
Walt Disney Co. (The)	62,500	2,069,375

		$4,333,975

Metals & Mining — 2.7%
Freeport-McMoRan Copper & Gold, Inc.	33,400	$2,852,026
Nucor Corp.	48,500	1,852,700

		$4,704,726

Multiline Retail — 2.6%
Macy’s, Inc.	125,300	$2,893,177
Target Corp.	31,900	1,704,736

		$4,597,913

Oil, Gas & Consumable Fuels — 6.6%
Apache Corp.	29,500	$2,883,920
Exxon Mobil Corp.	47,982	2,964,808
Hess Corp.	51,200	3,026,944
Occidental Petroleum Corp.	33,100	2,591,730

		$11,467,402

Pharmaceuticals — 4.7%
Abbott Laboratories	53,950	$2,818,348
Allergan, Inc.	36,600	2,434,998
Johnson & Johnson	22,300	1,381,708
Shire PLC ADR	24,700	1,661,816

		$8,296,870

Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices, Inc.	58,600	$1,838,868
Broadcom Corp., Class A	93,650	3,314,273
Cypress Semiconductor Corp.(1)	227,400	2,860,692
Intel Corp.	163,800	3,149,874

		$11,163,707

Software — 5.6%
Activision Blizzard, Inc.	235,000	$2,542,700
Microsoft Corp.	160,232	3,924,082
Oracle Corp.	123,400	3,313,290

		$9,780,072

Specialty Retail — 1.0%
Bed Bath & Beyond, Inc.(1)	39,500	$1,714,695

		$1,714,695

Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc., Class B	41,900	$3,357,866

		$3,357,866

3

Security	Shares	Value
Wireless Telecommunication Services — 1.3%
American Tower Corp., Class A(1)	45,700	$2,342,582

		$2,342,582

Total Common Stocks (identified cost $143,139,096)		$174,547,725

Total Investments — 99.9% (identified cost $143,139,096)		$174,547,725

Other Assets, Less Liabilities — 0.1%		$113,266

Net Assets — 100.0%		$174,660,991

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$143,235,006

Gross unrealized appreciation	$32,947,850
Gross unrealized depreciation	(1,635,131)

Net unrealized appreciation	$31,312,719

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$24,828,498	$—		$—	$24,828,498
Consumer Staples	15,932,798	1,652,529		—	17,585,327
Energy	16,684,451	—		—	16,684,451
Financials	6,894,243	—		—	6,894,243
Health Care	14,274,806	—		—	14,274,806
Industrials	24,078,320	—		—	24,078,320
Information Technology	61,539,531	—		—	61,539,531
Materials	6,319,967	—		—	6,319,967
Telecommunication Services	2,342,582	—		—	2,342,582

Total Common Stocks	$172,895,196	$1,652,529	*	$—	$174,547,725

Total Investments	$172,895,196	$1,652,529		$—	$174,547,725

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Large-Cap Value Fund as of September 30, 2010 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2010, the value of the Fund’s investment in the Portfolio was $15,991,342,908 and the Fund owned 99.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 3.2%
Boeing Co. (The)	1,500,000	$99,810,000
General Dynamics Corp.	3,250,000	204,132,500
United Technologies Corp.	3,000,000	213,690,000

		$517,632,500

Beverages — 1.1%
PepsiCo, Inc.	2,750,000	$182,710,000

		$182,710,000

Biotechnology — 1.5%
Amgen, Inc.(1)	4,250,000	$234,217,500

		$234,217,500

Capital Markets — 2.5%
Goldman Sachs Group, Inc. (The)	2,100,000	$303,618,000
Northern Trust Corp.(2)	2,000,000	96,480,000

		$400,098,000

Chemicals — 0.6%
Air Products and Chemicals, Inc.(2)	1,250,000	$103,525,000

		$103,525,000

Commercial Banks — 7.8%
Fifth Third Bancorp	12,000,000	$144,360,000
KeyCorp(2)	17,750,000	141,290,000
PNC Financial Services Group, Inc.	6,250,000	324,437,500
U.S. Bancorp(2)	10,500,000	227,010,000
Wells Fargo & Co.	16,250,000	408,362,500

		$1,245,460,000

Commercial Services & Supplies — 0.9%
Waste Management, Inc.(2)	4,250,000	$151,895,000

		$151,895,000

Communications Equipment — 1.0%
Cisco Systems, Inc.(1)	3,500,000	$76,650,000
Telefonaktiebolaget LM Ericsson, Class B	7,500,000	82,251,999

		$158,901,999

Computers & Peripherals — 2.8%
Hewlett-Packard Co.	5,500,000	$231,385,000
International Business Machines Corp.	1,650,000	221,331,000

		$452,716,000

Consumer Finance — 1.4%
American Express Co.	5,250,000	$220,657,500

		$220,657,500

Diversified Financial Services — 4.7%
Bank of America Corp.	27,500,000	$360,525,000
JPMorgan Chase & Co.	10,500,000	399,735,000

		$760,260,000

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	6,750,000	$193,050,000
Verizon Communications, Inc.	5,750,000	187,392,500

		$380,442,500

1

Security	Shares	Value
Electric Utilities — 1.6%
American Electric Power Co., Inc.	7,000,000	$253,610,000

		$253,610,000

Food & Staples Retailing — 3.5%
CVS Caremark Corp.	5,750,000	$180,952,500
Wal-Mart Stores, Inc.	7,000,000	374,640,000

		$555,592,500

Food Products — 4.0%
Kellogg Co.(2)	3,000,000	$151,530,000
Kraft Foods, Inc., Class A(2)	4,500,000	138,870,000
Nestle SA	6,500,000	346,498,049

		$636,898,049

Health Care Equipment & Supplies — 1.0%
Covidien PLC	4,000,000	$160,760,000

		$160,760,000

Health Care Providers & Services — 0.8%
UnitedHealth Group, Inc.	3,500,000	$122,885,000

		$122,885,000

Hotels, Restaurants & Leisure — 2.9%
Carnival Corp.(2)	3,250,000	$124,182,500
McDonald’s Corp.	4,500,000	335,295,000

		$459,477,500

Household Products — 1.2%
Kimberly-Clark Corp.	3,000,000	$195,150,000

		$195,150,000

Industrial Conglomerates — 2.4%
General Electric Co.	17,000,000	$276,250,000
Tyco International, Ltd.	3,000,000	110,190,000

		$386,440,000

Insurance — 5.2%
Lincoln National Corp.	5,500,000	$131,560,000
MetLife, Inc.	7,500,000	288,375,000
Prudential Financial, Inc.	6,000,000	325,080,000
Travelers Companies, Inc. (The)	1,750,000	91,175,000

		$836,190,000

IT Services — 1.5%
Accenture PLC, Class A	2,000,000	$84,980,000
MasterCard, Inc., Class A	700,000	156,800,000

		$241,780,000

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.(1)	2,000,000	$95,760,000

		$95,760,000

Machinery — 1.4%
Caterpillar, Inc.(2)	1,500,000	$118,020,000
PACCAR, Inc.(2)	2,250,000	108,337,500

		$226,357,500

Media — 1.4%
Time Warner Cable, Inc.(2)	2,000,000	$107,980,000
Walt Disney Co. (The)	3,500,000	115,885,000

		$223,865,000

2

Security	Shares	Value
Metals & Mining — 3.4%
BHP Billiton, Ltd. ADR(2)	2,750,000	$209,880,000
Freeport-McMoRan Copper & Gold, Inc.	2,500,000	213,475,000
United States Steel Corp.(2)	2,750,000	120,560,000

		$543,915,000

Multi-Utilities — 3.6%
PG&E Corp.(2)	4,000,000	$181,680,000
Public Service Enterprise Group, Inc.	5,750,000	190,210,000
Sempra Energy(2)	3,750,000	201,750,000

		$573,640,000

Multiline Retail — 1.1%
Target Corp.	3,250,000	$173,680,000

		$173,680,000

Oil, Gas & Consumable Fuels — 12.3%
Apache Corp.	3,500,000	$342,160,000
ConocoPhillips	6,750,000	387,652,500
Exxon Mobil Corp.	4,900,000	302,771,000
Hess Corp.(2)	4,900,000	289,688,000
Occidental Petroleum Corp.	4,750,000	371,925,000
Peabody Energy Corp.	5,600,000	274,456,000

		$1,968,652,500

Pharmaceuticals — 9.3%
Abbott Laboratories	6,500,000	$339,560,000
Johnson & Johnson	6,500,000	402,740,000
Merck & Co., Inc.	9,500,000	349,695,000
Pfizer, Inc.	23,500,000	403,495,000

		$1,495,490,000

Real Estate Investment Trusts (REITs) — 2.9%
AvalonBay Communities, Inc.(2)	2,000,000	$207,860,000
Boston Properties, Inc.(2)	1,250,000	103,900,000
Vornado Realty Trust	1,750,000	149,677,500

		$461,437,500

Road & Rail — 1.7%
Union Pacific Corp.	3,250,000	$265,850,000

		$265,850,000

Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	4,250,000	$81,727,500

		$81,727,500

Software — 1.6%
Microsoft Corp.	7,000,000	$171,430,000
Oracle Corp.	3,500,000	93,975,000

		$265,405,000

Specialty Retail — 2.8%
Best Buy Co., Inc.(2)	3,500,000	$142,905,000
Staples, Inc.(2)	5,250,000	109,830,000
TJX Companies, Inc. (The)(2)	4,400,000	196,372,000

		$449,107,000

Wireless Telecommunication Services — 1.3%
Rogers Communications, Inc., Class B(2)	5,500,000	$205,865,000

		$205,865,000

Total Common Stocks (identified cost $13,275,522,130)		$15,688,051,048

3

Short-Term Investments — 5.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.23%(3)(4)	$601,857	$601,857,040
Eaton Vance Cash Reserves Fund, LLC, 0.22%(4)	253,257	253,257,181

Total Short-Term Investments (identified cost $855,114,221)		$855,114,221

Total Investments — 103.3% (identified cost $14,130,636,351)		$16,543,165,269

Other Assets, Less Liabilities — (3.3)%		$(523,063,227)

Net Assets — 100.0%		$16,020,102,042

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at September 30, 2010.

(3)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of September 30, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2010, the Portfolio loaned securities having a market value of $586,226,325 and received $601,857,040 of cash collateral for the loans.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended September 30, 2010 were $1,308,257, $386,468 and $0, respectively.

The Portfolio did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$14,344,544,421

Gross unrealized appreciation	$2,230,844,001
Gross unrealized depreciation	(32,223,153)

Net unrealized appreciation	$2,198,620,848

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,306,129,500	$—		$—	$1,306,129,500
Consumer Staples	1,223,852,500	346,498,049		—	1,570,350,549
Energy	1,968,652,500	—		—	1,968,652,500
Financials	3,924,103,000	—		—	3,924,103,000
Health Care	2,109,112,500	—		—	2,109,112,500
Industrials	1,548,175,000	—		—	1,548,175,000
Information Technology	1,118,278,500	82,251,999		—	1,200,530,499
Materials	647,440,000	—		—	647,440,000
Telecommunication Services	586,307,500	—		—	586,307,500
Utilities	827,250,000	—		—	827,250,000

Total Common Stocks	$15,259,301,000	$428,750,048	*	$—	$15,688,051,048

Short-Term Investments	$—	$855,114,221		$—	$855,114,221

Total Investments	$15,259,301,000	$1,283,864,269		$—	$16,543,165,269

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Real Estate Fund	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.3%

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.8%
Choice Hotels International, Inc.	1,325	$48,309
Marriott International, Inc., Class A	1,978	70,872

		$119,181

Other — 3.4%
American Tower Corp., Class A(1)	980	$50,235
CB Richard Ellis Group, Inc., Class A(1)	1,570	28,699
Jones Lang LaSalle, Inc.	340	29,332

		$108,266

Real Estate Investment Trusts — 89.1%

Health Care — 7.5%
HCP, Inc.	2,930	$105,421
Nationwide Health Properties, Inc.	1,895	73,280
Ventas, Inc.	1,145	59,048

		$237,749

Hotels & Resorts — 4.9%
DiamondRock Hospitality Co.(1)	2,130	$20,213
Host Hotels & Resorts, Inc.	6,360	92,093
Pebblebrook Hotel Trust(1)	1,375	24,764
Sunstone Hotel Investors, Inc.(1)	2,015	18,276

		$155,346

Industrial — 4.7%
AMB Property Corp.	3,155	$83,513
DCT Industrial Trust, Inc.	1,655	7,927
EastGroup Properties, Inc.	875	32,707
ProLogis	875	10,308
Terreno Realty Corp.(1)	685	12,481

		$146,936

Mall — 12.4%
Macerich Co. (The)	815	$35,004
Simon Property Group, Inc.	3,341	309,845
Taubman Centers, Inc.	1,020	45,502

		$390,351

Office — 20.1%
Boston Properties, Inc.	2,110	$175,383
Brandywine Realty Trust	2,005	24,561
Corporate Office Properties Trust	1,230	45,891
Douglas Emmett, Inc.	1,230	21,537
Highwoods Properties, Inc.	2,190	71,110
Liberty Property Trust, Inc.	1,170	37,323
Mack-Cali Realty Corp.	1,145	37,453
PS Business Parks, Inc.	610	34,508
Vornado Realty Trust	2,167	185,344

		$633,110

Residential — 19.6%
American Campus Communities, Inc.	2,435	$74,121
AvalonBay Communities, Inc.	1,662	172,732
BRE Properties, Inc.	845	35,067
Camden Property Trust	1,065	51,088
Equity Residential	3,570	169,825
Essex Property Trust, Inc.	585	64,022

1

Security	Shares	Value
Home Properties, Inc.	395	$20,896
Mid-America Apartment Communities, Inc.	535	31,180

		$618,931

Shopping Center — 9.1%
Acadia Realty Trust	1,572	$29,868
Developers Diversified Realty Corp.	4,205	47,180
Federal Realty Investment Trust	1,075	87,784
Kimco Realty Corp.	3,030	47,723
Regency Centers Corp.	1,235	48,745
Tanger Factory Outlet Centers	535	25,220

		$286,520

Specialty — 4.7%
Alexandria Real Estate Equities, Inc.	625	$43,750
BioMed Realty Trust, Inc.	2,525	45,248
Digital Realty Trust, Inc.	975	60,157

		$149,155

Storage — 6.1%
Extra Space Storage, Inc.	2,600	$41,704
Public Storage, Inc.	1,320	128,093
U-Store-It Trust	2,785	23,255

		$193,052

Total Real Estate Investment Trusts		$2,811,150

Total Common Stocks (identified cost $2,737,575)		$3,038,597

Short-Term Investments — 3.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(2)	$115	$115,421

Total Short-Term Investments (identified cost $115,421)		$115,421

Total Investments — 100.0% (identified cost $2,852,996)		$3,154,018

Other Assets, Less Liabilities — 0.0%		$(206)

Net Assets — 100.0%		$3,153,812

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended September 30, 2010 was $121 and $0, respectively.

The Fund did not have any open financial instruments at September 30, 2010.

2

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,862,646

Gross unrealized appreciation	$309,358
Gross unrealized depreciation	(17,986)

Net unrealized appreciation	$291,372

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$3,038,597	$—	$—	$3,038,597
Short-Term Investments	—	115,421	—	115,421

Total Investments	$3,038,597	$115,421	$—	$3,154,018

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance Small-Cap Fund as of September 30, 2010 (Unaudited)

Eaton Vance Small-Cap Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2010, the value of the Fund’s investment in the Portfolio was $152,331,176 and the Fund owned 91.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Small-Cap Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.6%

Security	Shares	Value
Aerospace & Defense — 2.1%
Aerovironment, Inc.(1)	116,920	$2,601,470
Applied Signal Technology, Inc.	38,190	950,167

		$3,551,637

Auto Components — 1.7%
Dana Holding Corp.(1)	228,650	$2,816,968

		$2,816,968

Biotechnology — 1.7%
Martek Biosciences Corp.(1)	123,791	$2,801,390

		$2,801,390

Building Products — 1.8%
Armstrong World Industries, Inc.(1)	72,880	$3,025,249

		$3,025,249

Capital Markets — 3.4%
Affiliated Managers Group, Inc.(1)	36,820	$2,872,328
Lazard, Ltd., Class A	81,830	2,870,597

		$5,742,925

Chemicals — 4.6%
Intrepid Potash, Inc.(1)	101,730	$2,652,101
Kraton Performance Polymers, Inc.(1)	88,150	2,393,272
NewMarket Corp.	23,560	2,678,301

		$7,723,674

Commercial Banks — 5.4%
Boston Private Financial Holdings, Inc.	97,650	$638,631
IBERIABANK Corp.	30,970	1,547,881
Prosperity Bancshares, Inc.	51,820	1,682,595
SVB Financial Group(1)	50,770	2,148,587
TCF Financial Corp.	79,320	1,284,191
Webster Financial Corp.	93,820	1,647,479

		$8,949,364

Commercial Services & Supplies — 3.5%
Clean Harbors, Inc.(1)	40,580	$2,749,295
Team, Inc.(1)	174,891	3,009,874

		$5,759,169

Communications Equipment — 3.1%
Brocade Communications Systems, Inc.(1)	474,630	$2,771,839
Sycamore Networks, Inc.	72,780	2,358,800

		$5,130,639

Construction & Engineering — 1.6%
Shaw Group, Inc. (The)(1)	78,070	$2,620,029

		$2,620,029

Containers & Packaging — 1.3%
Graham Packaging Co., Inc.(1)	189,420	$2,238,944

		$2,238,944

Distributors — 1.6%
LKQ Corp.(1)	128,840	$2,679,872

		$2,679,872

1

Security	Shares	Value
Diversified Consumer Services — 0.4%
American Public Education, Inc.(1)	20,690	$679,873

		$679,873

Electronic Equipment, Instruments & Components — 5.0%
Elster Group SE ADR(1)	50,260	$693,588
FLIR Systems, Inc.(1)	92,140	2,367,998
National Instruments Corp.	79,030	2,581,120
Trimble Navigation, Ltd.(1)	75,210	2,635,358

		$8,278,064

Energy Equipment & Services — 5.0%
Hornbeck Offshore Services, Inc.(1)	133,860	$2,608,931
Patterson-UTI Energy, Inc.	162,330	2,772,597
Rowan Cos., Inc.(1)	96,260	2,922,454

		$8,303,982

Food Products — 3.2%
Corn Products International, Inc.	73,620	$2,760,750
Flowers Foods, Inc.	103,020	2,559,017

		$5,319,767

Health Care Equipment & Supplies — 2.9%
West Pharmaceutical Services, Inc.	66,965	$2,297,569
Wright Medical Group, Inc.(1)	173,320	2,497,541

		$4,795,110

Health Care Providers & Services — 3.6%
Hanger Orthopedic Group, Inc.(1)	134,420	$1,954,467
Owens & Minor, Inc.	58,860	1,675,156
VCA Antech, Inc.(1)	114,740	2,419,866

		$6,049,489

Household Durables — 1.7%
Tempur-Pedic International, Inc.(1)	90,460	$2,804,260

		$2,804,260

Household Products — 1.5%
Church & Dwight Co., Inc.	37,555	$2,438,822

		$2,438,822

Insurance — 1.0%
Allied World Assurance Holdings, Ltd.	29,530	$1,671,103

		$1,671,103

IT Services — 1.8%
Euronet Worldwide, Inc.(1)	164,175	$2,953,508

		$2,953,508

Life Sciences Tools & Services — 1.8%
Bruker Corp.(1)	210,500	$2,953,315

		$2,953,315

Machinery — 6.8%
Astec Industries, Inc.(1)	74,984	$2,139,294
Badger Meter, Inc.	30,660	1,241,117
Kadant, Inc.(1)	68,000	1,285,880
RBC Bearings, Inc.(1)	47,730	1,621,865
Tennant Co.	85,870	2,653,383
Valmont Industries, Inc.	33,470	2,423,228

		$11,364,767

2

Security	Shares	Value
Multiline Retail — 1.5%
Big Lots, Inc.(1)	76,430	$2,541,298

		$2,541,298

Oil, Gas & Consumable Fuels — 6.5%
Brigham Exploration Co.(1)	151,460	$2,839,875
Forest Oil Corp.(1)	90,300	2,681,910
James River Coal Co.(1)	145,010	2,542,025
Rosetta Resources, Inc.(1)	117,760	2,766,183

		$10,829,993

Personal Products — 1.7%
Mead Johnson Nutrition Co., Class A	50,774	$2,889,548

		$2,889,548

Professional Services — 3.0%
FTI Consulting, Inc.(1)	74,480	$2,583,711
Kelly Services, Inc., Class A(1)	204,192	2,395,172

		$4,978,883

Road & Rail — 3.4%
Genesee & Wyoming, Inc., Class A(1)	70,910	$3,076,785
Kansas City Southern(1)	71,340	2,668,829

		$5,745,614

Semiconductors & Semiconductor Equipment — 2.6%
Atheros Communications, Inc.(1)	52,060	$1,371,781
Cypress Semiconductor Corp.(1)	231,450	2,911,641

		$4,283,422

Software — 3.3%
Mentor Graphics Corp.(1)	258,880	$2,736,361
Parametric Technology Corp.(1)	144,520	2,823,921

		$5,560,282

Specialty Retail — 3.3%
Jo-Ann Stores, Inc.(1)	61,530	$2,741,161
RadioShack Corp.	126,950	2,707,844

		$5,449,005

Textiles, Apparel & Luxury Goods — 1.5%
Hanesbrands, Inc.(1)	95,454	$2,468,441

		$2,468,441

Thrifts & Mortgage Finance — 1.3%
MGIC Investment Corp.(1)	229,270	$2,116,162

		$2,116,162

Total Common Stocks (identified cost $140,225,856)		$157,514,568

3

Short-Term Investments — 4.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(2)	$6,687	$6,687,185

Total Short-Term Investments (identified cost $6,687,185)		$6,687,185

Total Investments — 98.6% (identified cost $146,913,041)		$164,201,753

Other Assets, Less Liabilities — 1.4%		$2,349,884

Net Assets — 100.0%		$166,551,637

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended September 30, 2010 was $11,285 and $0, respectively.

The Portfolio did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$147,058,254

Gross unrealized appreciation	$21,674,534
Gross unrealized depreciation	(4,531,035)

Net unrealized appreciation	$17,143,499

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$157,514,568	$—	$—	$157,514,568
Short-Term Investments	—	6,687,185	—	6,687,185

Total Investments	$157,514,568	$6,687,185	$—	$164,201,753

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Small-Cap Value Fund	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Auto Components — 1.6%
BorgWarner, Inc.(1)	9,800	$515,676

		$515,676

Chemicals — 1.7%
RPM International, Inc.	29,200	$581,664

		$581,664

Commercial Banks — 7.7%
First Midwest Bancorp, Inc.	30,200	$348,206
Glacier Bancorp, Inc.	35,700	521,220
National Penn Bancshares, Inc.	57,100	356,875
Prosperity Bancshares, Inc.	17,200	558,484
Trustmark Corp.	30,800	669,592
Umpqua Holdings Corp.	9,700	109,998

		$2,564,375

Commercial Services & Supplies — 1.3%
Brink’s Co. (The)	18,700	$430,100

		$430,100

Communications Equipment — 1.7%
NETGEAR, Inc.(1)	21,500	$580,715

		$580,715

Construction & Engineering — 4.3%
Chicago Bridge & Iron Co. NV(1)	18,000	$440,100
Emcor Group, Inc.(1)	13,200	324,588
Tutor Perini Corp.(1)	33,500	673,015

		$1,437,703

Containers & Packaging — 2.4%
AptarGroup, Inc.	17,700	$808,359

		$808,359

Diversified Telecommunication Services — 1.1%
GeoEye, Inc.(1)	8,900	$360,272

		$360,272

Electric Utilities — 7.0%
Cleco Corp.	28,400	$841,208
Portland General Electric Co.	34,500	699,660
Westar Energy, Inc.	32,600	789,898

		$2,330,766

Electrical Equipment — 4.1%
A.O. Smith Corp.	13,300	$769,937
General Cable Corp.(1)	21,400	580,368

		$1,350,305

Energy Equipment & Services — 3.3%
Bristow Group, Inc.(1)	13,800	$497,904
Exterran Holdings, Inc.(1)	13,000	295,230
Oil States International, Inc.(1)	6,500	302,575

		$1,095,709

Food & Staples Retailing — 2.6%
BJ’s Wholesale Club, Inc.(1)	21,100	$875,650

		$875,650

1

Security	Shares	Value
Food Products — 4.4%
J & J Snack Foods Corp.	15,900	$666,687
TreeHouse Foods, Inc.(1)	17,100	788,310

		$1,454,997

Health Care Equipment & Supplies — 3.8%
Teleflex, Inc.	12,400	$704,072
West Pharmaceutical Services, Inc.	16,400	562,684

		$1,266,756

Health Care Providers & Services — 3.8%
Magellan Health Services, Inc.(1)	11,900	$562,156
Owens & Minor, Inc.	25,100	714,346

		$1,276,502

Hotels, Restaurants & Leisure — 1.7%
Jack in the Box, Inc.(1)	26,400	$566,016

		$566,016

Insurance — 7.1%
Argo Group International Holding, Ltd.	23,500	$816,390
Aspen Insurance Holdings, Ltd.	28,400	859,952
Protective Life Corp.	15,600	339,456
Tower Group, Inc.	14,200	331,570

		$2,347,368

IT Services — 1.5%
MAXIMUS, Inc.	8,300	$511,114

		$511,114

Machinery — 3.2%
Barnes Group, Inc.	17,100	$300,789
Crane Co.	10,200	386,988
Wabtec Corp.	7,600	363,204

		$1,050,981

Professional Services — 1.6%
Towers Watson & Co., Class A	11,000	$540,980

		$540,980

Real Estate Investment Trusts (REITs) — 8.4%
Corporate Office Properties Trust	18,900	$705,159
LaSalle Hotel Properties	22,300	521,597
Senior Housing Properties Trust	31,500	740,250
Tanger Factory Outlet Centers	17,300	815,522

		$2,782,528

Road & Rail — 4.1%
Arkansas Best Corp.	24,100	$583,943
Genesee & Wyoming, Inc., Class A(1)	8,100	351,459
Old Dominion Freight Line, Inc.(1)	16,200	411,804

		$1,347,206

Software — 4.3%
JDA Software Group, Inc.(1)	19,000	$481,840
NetScout Systems, Inc.(1)	46,500	953,715

		$1,435,555

Specialty Retail — 5.5%
Buckle, Inc. (The)	11,900	$315,826
Children’s Place Retail Stores, Inc. (The)(1)	13,100	638,887
Dick’s Sporting Goods, Inc.(1)	18,200	510,328
Finish Line, Inc, Class A (The)	25,400	353,314

		$1,818,355

2

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 2.6%
Carter’s, Inc.(1)	20,700	$545,031
Hanesbrands, Inc.(1)	11,900	307,734

		$852,765

Thrifts & Mortgage Finance — 4.9%
Astoria Financial Corp.	45,100	$614,713
First Niagara Financial Group, Inc.	43,300	504,445
Washington Federal, Inc.	34,300	523,418

		$1,642,576

Total Common Stocks (identified cost $27,587,357)		$31,824,993

Short-Term Investments — 4.3%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/10	$1,427	$1,426,992

Total Short-Term Investments (identified cost $1,426,992)		$1,426,992

Total Investments — 100.0% (identified cost $29,014,349)		$33,251,985

Other Assets, Less Liabilities — 0.0%		$3,962

Net Assets — 100.0%		$33,255,947

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$29,039,432

Gross unrealized appreciation	$4,775,618
Gross unrealized depreciation	(563,065)

Net unrealized appreciation	$4,212,553

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$31,824,993	$—	$—	$31,824,993
Short-Term Investments	—	1,426,992	—	1,426,992

Total Investments	$31,824,993	$1,426,992	$—	$33,251,985

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Special Equities Fund as of September 30, 2010 (Unaudited)

Eaton Vance Special Equities Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Special Equities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2010, the value of the Fund’s investment in the Portfolio was $61,639,675 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Special Equities Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Aerospace & Defense — 1.4%
Aerovironment, Inc.(1)	39,920	$888,220

		$888,220

Auto Components — 1.7%
Dana Holding Corp.(1)	86,740	$1,068,637

		$1,068,637

Building Products — 1.9%
Armstrong World Industries, Inc.(1)	28,740	$1,192,997

		$1,192,997

Capital Markets — 3.8%
Affiliated Managers Group, Inc.(1)	15,850	$1,236,459
Lazard, Ltd., Class A	32,280	1,132,382

		$2,368,841

Chemicals — 6.9%
CF Industries Holdings, Inc.	9,260	$884,330
Ecolab, Inc.	23,450	1,189,853
FMC Corp.	15,020	1,027,518
Lubrizol Corp.	10,850	1,149,775

		$4,251,476

Commercial Banks — 0.6%
KeyCorp	44,020	$350,399

		$350,399

Commercial Services & Supplies — 1.8%
Clean Harbors, Inc.(1)	16,010	$1,084,678

		$1,084,678

Communications Equipment — 3.7%
Brocade Communications Systems, Inc.(1)	168,090	$981,645
Harris Corp.	29,010	1,284,853

		$2,266,498

Construction & Engineering — 3.4%
Quanta Services, Inc.(1)	49,420	$942,934
Shaw Group, Inc. (The)(1)	35,020	1,175,271

		$2,118,205

Diversified Financial Services — 1.6%
CIT Group, Inc.(1)	24,860	$1,014,785

		$1,014,785

Electronic Equipment, Instruments & Components — 5.4%
FLIR Systems, Inc.(1)	42,850	$1,101,245
National Instruments Corp.	35,740	1,167,269
Trimble Navigation, Ltd.(1)	30,980	1,085,539

		$3,354,053

Energy Equipment & Services — 2.0%
Rowan Cos., Inc.(1)	40,910	$1,242,028

		$1,242,028

Food Products — 6.2%
Bunge, Ltd.	16,580	$980,873
Corn Products International, Inc.	26,750	1,003,125
Flowers Foods, Inc.	38,580	958,327

1

Security	Shares	Value
Green Mountain Coffee Roasters, Inc.(1)	27,510	$858,037

		$3,800,362

Health Care Providers & Services — 2.5%
Owens & Minor, Inc.	21,980	$625,551
VCA Antech, Inc.(1)	42,820	903,074

		$1,528,625

Household Durables — 3.0%
Tempur-Pedic International, Inc.(1)	29,100	$902,100
Whirlpool Corp.	11,690	946,422

		$1,848,522

Household Products — 1.6%
Church & Dwight Co., Inc.	15,384	$999,037

		$999,037

Insurance — 1.0%
Allied World Assurance Co. Holdings, Ltd.	10,990	$621,924

		$621,924

Internet Software & Services — 1.7%
VeriSign, Inc.(1)	32,670	$1,036,946

		$1,036,946

IT Services — 3.6%
Euronet Worldwide, Inc.(1)	61,550	$1,107,285
Teradata Corp.(1)	28,940	1,115,926

		$2,223,211

Life Sciences Tools & Services — 1.8%
Bruker Corp.(1)	78,610	$1,102,898

		$1,102,898

Machinery — 1.5%
AGCO Corp.(1)	23,110	$901,521

		$901,521

Metals & Mining — 3.5%
IAMGOLD Corp.	65,930	$1,167,621
Walter Energy, Inc.	12,480	1,014,499

		$2,182,120

Multi-Utilities — 1.5%
CMS Energy Corp.	51,720	$931,994

		$931,994

Multiline Retail — 1.8%
Big Lots, Inc.(1)	32,420	$1,077,965

		$1,077,965

Oil, Gas & Consumable Fuels — 6.0%
Brigham Exploration Co.(1)	56,750	$1,064,062
Forest Oil Corp.(1)	38,720	1,149,984
Pioneer Natural Resources Co.	22,790	1,482,034

		$3,696,080

Personal Products — 2.8%
Mead Johnson Nutrition Co., Class A	29,782	$1,694,894

		$1,694,894

Pharmaceuticals — 3.7%
Perrigo Co.	20,170	$1,295,317
Warner Chilcott PLC, Class A	43,390	973,672

		$2,268,989

2

Security	Shares	Value
Professional Services — 3.1%
FTI Consulting, Inc.(1)	26,970	$935,589
Robert Half International, Inc.	36,830	957,580

		$1,893,169

Road & Rail — 3.7%
Genesee & Wyoming, Inc., Class A(1)	18,190	$789,264
J.B. Hunt Transport Services, Inc.	12,960	449,712
Kansas City Southern(1)	28,390	1,062,070

		$2,301,046

Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc.	34,720	$1,089,514
Atheros Communications, Inc.(1)	19,500	513,825
Cypress Semiconductor Corp.(1)	91,130	1,146,415

		$2,749,754

Software — 3.3%
Parametric Technology Corp.(1)	49,730	$971,724
Synopsys, Inc.(1)	43,200	1,070,064

		$2,041,788

Specialty Retail — 3.6%
Advance Auto Parts, Inc.	20,760	$1,218,197
RadioShack Corp.	45,630	973,288

		$2,191,485

Textiles, Apparel & Luxury Goods — 1.5%
Hanesbrands, Inc.(1)	36,055	$932,382

		$932,382

Thrifts & Mortgage Finance — 1.3%
MGIC Investment Corp.(1)	85,600	$790,088

		$790,088

Total Common Stocks (identified cost $48,075,168)		$60,015,617

Short-Term Investments — 2.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(2)	$1,387	$1,387,246

Total Short-Term Investments (identified cost $1,387,246)		$1,387,246

Total Investments — 99.6% (identified cost $49,462,414)		$61,402,863

Other Assets, Less Liabilities — 0.4%		$236,841

Net Assets — 100.0%		$61,639,704

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended September 30, 2010 was $2,734 and $0, respectively.

3

The Portfolio did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,480,056

Gross unrealized appreciation	$13,551,446
Gross unrealized depreciation	(1,628,639)

Net unrealized appreciation	$11,922,807

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$60,015,617	$—	$—	$60,015,617
Short-Term Investments	—	1,387,246	—	1,387,246

Total Investments	$60,015,617	$1,387,246	$—	$61,402,863

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Option Absolute Return Strategy Fund as of September 30, 2010 (Unaudited)

The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is total return. The Fund commenced operations on September 30, 2010 with the sale of initial shares of $25,000,000 to Eaton Vance Management. The Fund had no other activity and held no investments as of September 30, 2010.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 24, 2010